Balance Sheets (Unaudited) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash	$ 2,008,161	$ 16,505
Accounts receivable, net	463,565	581,479
Inventories	76,570	101,110
Prepaid expenses and other current assets	64,178	79,382
Due from manufacturer - related party	159,200
Deposit with manufacturer - related party	192,956	102,860
Total current assets	2,964,630	881,336
Property and equipment, net	17,451	20,015
Total assets	2,982,081	901,351
Liabilities:
Accounts payable and accrued expenses	329,233	282,494
Line of credit	200,000	500,000
Due to manufacturer - related party		69,544
Total current liabilities	529,233	852,038
Stockholders' Equity
Common stock, $0.001 par value; 40,000,000 shares authorized; 20,054,000 and 15,000,000 shares issued and outstanding, respectively	20,054	15,000
Additional paid in capital	5,784,827	1,386,723
Accumulated deficit	(3,352,033)	(1,352,410)
Total Stockholders' Equity	2,452,848	49,313
Total Liabilities and Stockholders' Equity	$ 2,982,081	$ 901,351